Summary of Significant Accounting Policies (Details) - USD ($)		3 Months Ended	11 Months Ended	12 Months Ended
	Sep. 11, 2021	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Assets held in the trust account		$ 255,825,764	$ 250,036,950	$ 253,668,826
Trust account for the payment of taxes		546,748		330,384
Warrant derivative liabilities		2,424,000		1,616,000
Dissolution expenses		100,000		100,000
Redeemable common stock		2,095,694		2,755,071
Public warrants of offering cost		1,020,874		1,020,874
Federal depository insurance coverage		250,000		250,000
Aggregate shares of common stock (in Shares)			937,500
IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Offering costs amount		21,720,139		21,720,139
Underwriting discount		5,000,000		5,000,000
Deferred underwriting fees		8,750,000		8,750,000
Anchor investor offering costs		7,207,313		7,207,313
Other offering costs		$ 762,826		$ 762,826
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Diluted income per share (in Shares)		20,200,000		20,200,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares of class A common stock (in Shares)		25,000,000		25,000,000
Offering costs		$ 20,699,265		$ 20,699,265
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Forfeited shares (in Shares)	937,500			937,500
Forward Purchase Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of agreement		$ 1,020,000		$ 484,000